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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):  [  ] is a restatement
                                  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       GBU Inc.
Address:    70 East 55th Street - 12th Floor
            New York, New York 10022

13F File Number:     28-3994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Gerald B. Unterman
Title:        President
Phone:        (212) 753-0700
Signature, Place, and Date of Signing:


  /s/Gerald B. Unterman         New York, New York            February 8, 2000

Report Type   (Check only one):

[ X ]          13F HOLDINGS REPORT
[   ]          13F NOTICE
[   ]          13F COMBINATION REPORT

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                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:                   -0-

Form 13F Information Table Entry Total:              23

Form 13F Information Table Value Total:              $602,138


List of Other Included Managers:                     None

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                           FORM 13F INFORMATION TABLE

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NAME OF ISSUER   TITLE OF CLASS     CUSIP      VALUE     SHARES/    SH/PRN  PUT/  INVSTMT  OTHER     VOTING     VOTING     VOTING
                                               (x$1000)  PRN AMT            CALL  DSCRETN  MANAGERS  AUTHORITY  AUTHORITY  AUTHORITY

                                                                                                      SOLE      SHARED     NONE
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
AT&T Corp.       COM LIB            001957208  4,571     80,730     SH            SOLE               80,730     0          0
                 GRP A

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Calif.Fed Bank   2nd CONT. LITIG.   130209703  404       646,674                  SOLE               0          0          0
FSB

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Calif. Fed.      CONT. LITIG. REC.  130209604  482       350,751                  SOLE               0          0          0
Bank FSB

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Cell Pathways    COM                15114R101  15,974    1,726,885  SH            SOLE               1,726,885  0          0
Inc.
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Cendant Corp.    COM                151313103  67,734    2,550,000  SH            SOLE               2,550,000  0          0
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Citrix Sys Inc.  SD CV ZRO 144A19   177376AA8  4,413     5,000,000  PRN           SOLE               0          0          0
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Danaher Corp.    COM                235851102  38,600    800,000    SH            SOLE               800,000    0          0
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Dime Bancorp.    COM                25429Q102            1,371,372  SH            SOLE               1,371,372  0          0
                                               20,742
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Golden State     COM                381197102  23,730    1,375,642  SH            SOLE               1,375,642  0          0
Bancorp
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Golden State     WT EX 000000       381197136  1,204     1,375,642  WT            SOLE               0          0          0
Bancorp

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Kmart Fing       PFD TR CV 7.75%    498778208  1,136     25,975     SH            SOLE               25,975     0          0
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Mediaone Group   PFD CV SER D       58440J203  2,651     55,220     SH            SOLE               55,220     0          0
Inc.
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

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                           FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER       TITLE OF CLASS  CUSIP      VALUE    SHARES/    SH/PRN  PUT/  INVSTMT  OTHER     VOTING     VOTING     VOTING
                                                (x$1000) PRN AMT            CALL  DSCRETN  MANAGERS  AUTHORITY  AUTHORITY  AUTHORITY

                                                                                                      SOLE      SHARED     NONE
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
MCI Worldcom         COM             55268B106  3,737    70,500     SH            SOLE               70,500     0          0
Inc.
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National             CAP UTS EXCHBL  632525309  33       1,190      SH            SOLE               1,190      0          0
Australia Bank
Ltd.
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Nextel Commun.       CLA             65332V103  151,268  1,467,734  SH            SOLE               1,467,734  0          0
Inc.
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PSI Net Inc.         PFD CV 6.75     74437C309  2,177    37,300     SH            SOLE               37,300     0          0
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Qwest Commun.        COM             749121109  1,763    41,000     SH            SOLE               41,000     0          0
Inc.
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Royal Caribbean      PFD CONV        V7780T103  2,570    18,100     SH            SOLE               18,100     0          0
Cruises
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Sovereign            COM             845905108  11,295   1,525,000  SH            SOLE               1,525,000  0          0
Bancorp. Inc.
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Stmicro-electronics  SB LYON Zero 09 861012AB8  2,276    1,665,000  PRN           SOLE               0          0          0
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US West              COM             91273H101  46,260   642,500    SH            SOLE               642,500    0          0
Inc.
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Viatel Inc.          COM             925529208  11,514   215,216    SH            SOLE               215,216    0          0
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WinStar Commun.      COM             975515107  187,604  2,497,225  SH            SOLE               2,497,225  0          0
Inc.
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